S-K 1602, SPAC Registered Offerings	Jan. 30, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we do not consummate an initial business combination within 24 months from the closing of this offering or our board of directors approves an earlier liquidation, we will redeem 100% of the public shares for cash, subject to applicable law and certain conditions as described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

AS OF NOVEMBER 18, 2025
OFFERING PRICE
OF $10.00 PER	25% OF MAXIMUM		50% OF MAXIMUM		75% OF MAXIMUM
UNIT	REDEMPTION		REDEMPTION		REDEMPTION		MAXIMUM REDEMPTION
		DIFFERENCE		DIFFERENCE		DIFFERENCE		DIFFERENCE
		BETWEEN NTBV		BETWEEN NTBV		BETWEEN NTBV		BETWEEN NTBV
		AND OFFERING		AND OFFERING		AND OFFERING		AND OFFERING
NTBV	NTBV	PRICE	NTBV	PRICE	NTBV	PRICE	NTBV	PRICE
Assuming Full Exercise of Over-Allotment Option
$7.55	$6.95	$3.05	$5.98	$4.02	$4.09	$5.91	$(1.16)	$11.16
Assuming No Exercise of Over-Allotment Option
$7.54	$6.94	$3.06	$5.97	$4.03	$4.07	$5.93	$(1.16)	$11.16

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Acquisition Criteria

To maximize value creation while minimizing transaction-related risks in our initial business combination, we have outlined a set of key considerations we believe are instrumental in identifying the most compelling opportunities. These criteria will serve as a framework to guide our evaluation process, while allowing for thoughtful flexibility in assessing each opportunity on its overall strategic and financial alignment.

◾	Size (TEV). We will seek to acquire one or more businesses that individually or combined would have a Total Enterprise Value of $500 million to $1.5 billion. We believe this scale provides the optimal environment for our management team to apply its capabilities and resources to drive value enhancements.
◾	Minimal technical risk operation or project. We intend to target companies that are of a low technical risk nature and have well-defined geological understanding. We expect that any assets involved in the transaction will have an independently qualified technical report on the deposit to the global standards to a NI 43-101, JORC, SK 1300, or another similar reporting standard.
◾	Low AISC and strong cash generation. Consistent with our emphasis on companies with low technical-risk, our strategic focus will be on businesses with the ability to achieve low all-in sustaining costs (“AISC”). For instance, assuming prevailing gold market conditions, we believe that an AISC in the lower half of the cost curve will allow for significant operating margins and strong sustainable cash flows. Our management team brings extensive experience in conducting operational due diligence to ensure that assets and projects are thoroughly evaluated and appropriately vetted.
◾	Upside potential. Targets that have the potential for substantial upside in resource delineation, operational output, margin expansion, or life of mine extensions will be prioritized in our target search. We aim to identify companies where our expertise can enhance operational performance and leadership effectiveness.
◾	Strong leadership with consistent history of performance. We intend to identify businesses led by experienced management teams with a demonstrated track record of resource growth, project development management, operational efficiency and cash flow generation. Our approach includes providing support and leadership resources, where necessary, to ensure effective execution of the company’s growth strategy.
◾	Supportive regulatory environments. We will aim to seek targets in jurisdictions aligned with sustainable and responsible mining practices.
◾	Public market advantage. We seek to target companies that can leverage the benefits of public listing, including enhanced access to capital and increased market visibility.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $150,000,000, or $172,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share in either case), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Efficiency acting as trustee and approximately $750,000 will be used to pay expenses in connection with the closing of this offering and approximately $1,250,000 will be used for working capital following this offering. The proceeds to be placed in the trust account include $6,000,000 (or $6,900,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	15,000,000 units (or up to 17,250,000 units if the underwriters’ over-allotment option is exercised in full), at $10.00 per unit, each unit consisting ofone Class A ordinary shareone-half of one redeemable warrant
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account and not previously released to us for permitted withdrawals, divided by the number of then-issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter. The redemption rights may include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our private placement units or any private placement shares included therein. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor and each member of our management team and the underwriters have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares included in any private placement units and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, and following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are approved by the shareholders, holders of Class A ordinary shares will be offered an opportunity to redeem their shares upon the implementation by the directors of any such amendment, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to applicable law. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement units.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	36 months
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor may lose its entire investment in our founder shares and our private placement units.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement units, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combinationmay significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary sharesmay subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary sharescould cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directorsmay have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination companymay adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrantsmay not result in adjustment to the exercise price of our warrants
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

ENTITY/INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION
Sponsor	3,725,000 founder shares (1) (of which 562,500 are subject to forfeiture to the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.006 per founder share

350,000 private placement units (or 372,500 private placement units if the underwriters’ over-allotment option is exercised in full)

	$10,000 per month	Office space, secretarial and administrative services

	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses

Sponsor, officers or directors, or our or their affiliates

Up to $1,500,000 in working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement units at a conversion price of $10.00 per unit (2)

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf. (3)

Services in connection with identifying, investigating and completing an initial business combination

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)

As described below under “Offering — Founder shares conversion and anti-dilution rights,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.006 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering — Payments to insiders” and “Offering — Additional financing.”

(2)

The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) over the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and “Risk Factors — Risks Relating to our Sponsor and Management Team — Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”

(3)

For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering — Payments to insiders” and “Offering — Additional financing.”
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Affiliates of members of our board of directors will directly or indirectly own founder shares and private placement units (including their underlying securities) following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. The membership interests of our Sponsor are owned approximately 45% by our officers and directors, and their respective affiliates, and approximately 55% by a group of passive investors (the “Passive Members”) who are not officers, directors, employees or affiliates of the Company. None of the Passive Members, individually or together with its affiliates, beneficially owns more than 5% of our outstanding common stock after this offering. Each member of the Sponsor holds its interests on the same economic terms, and none of the Passive Members has any special voting rights, governance rights, or arrangements with the Company or the Sponsor beyond their pro rata ownership interests. The Sponsor and all of its members are subject to the same transfer restrictions and lock-up provisions described elsewhere in this prospectus. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	NO REDEMPTIONS		25% OF MAXIMUM REDEMPTIONS		50% OF MAXIMUM REDEMPTIONS		75% OF MAXIMUM REDEMPTIONS		MAXIMUM REDEMPTIONS
	WITHOUT OVER-	WITH OVER-	WITHOUT OVER-	WITH OVER-	WITHOUT OVER-	WITH OVER-	WITHOUT OVER-	WITH OVER-	WITHOUT OVER-	WITH OVER-
	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT	ALLOTMENT
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shareholders	7.55	7.56	6.95	6.96	5.98	5.99	4.08	4.10	(1.15)	(1.15)
Pro forma net tangible book value after this offering and the sale of the private placement units	7.54	7.55	6.94	6.95	5.97	5.98	4.07	4.09	(1.16)	(1.16)
Dilution to public shareholders	$2.46	$2.45	$3.06	$3.05	$4.03	$4.02	$5.93	$5.91	$11.16	$11.16
Percentage of dilution to public shareholders	24.60%	24.50%	30.60%	30.50%	40.30%	40.20%	59.30%	59.10%	111.60%	111.60%
Numerator:
Net tangible book deficit before this offering	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)	$(60,171)
Net proceeds from this offering and the sale of the private placement units (1)	151,250,000	173,750,000	151,250,000	173,750,000	151,250,000	173,750,000	151,250,000	173,750,000	151,250,000	173,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	64,800	64,800	64,800	64,800	64,800	64,800	64,800	64,800	64,800	64,800
Less: Deferred underwriting commissions (2)	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000	6,000,000	6,900,000
Less: Over-allotment liability	164,500	—	164,500	—	164,500	—	164,500	—	164,500	—
Less: Amounts paid for redemptions (3)	—	—	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
	$145,090,129	$166,854,629	$107,590,129	$123,729,629	$70,090,129	$80,604,629	$32,590,129	$37,479,629	$(4,909,871)	$(5,645,371)
Denominator:
Ordinary shares outstanding prior to this offering	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500
Ordinary shares forfeited if over-allotment is not exercised	(562,500)	—	(562,500)	—	(562,500)	—	(562,500)	—	(562,500)	—
Ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Sale of private placement units	500,000	545,000	500,000	545,000	500,000	545,000	500,000	545,000	500,000	545,000
Less: Ordinary shares redeemed	—	—	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000)	(17,250,000)
	19,250,000	22,107,500	15,500,000	17,795,000	11,750,000	13,482,500	8,000,000	9,170,000	4,250,000	4.857.500
(1)

Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $3,000,000 or $3,450,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)

$0.20 per unit, or $3,000,000 in the aggregate (or $3,450,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable upon the closing of this offering. $0.40 per unit, or $6,000,000 in the aggregate (or $6,900,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination.

(3)

If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The following table sets forth information (i) with respect to our sponsor, which holds our Class B ordinary shares and private placement units, the underwriters which hold private placement units and the public shareholders, and (ii) that was used determine the net tangible book value per share, as presented in this section:

				TOTAL	AVERAGE
	SHARES PURCHASED			CONSIDERATION	PRICE PER
	NUMBER	PERCENTAGE	AMOUNT	PERCENTAGE	SHARE
Class B Ordinary Shares (1)	3,750,000	19.48%	$25,000	0.02%	$0.007
Private Placement Units (2)	500,000	2.60%	5,000,000	3.22%	$10.00
Public Shareholders	15,000,000	77.92%	150,000,000	96.76%	$10.00
	19,250,000	100.00%	$155,025,000	100.00%
(1)	Assumes no exercise of the underwriters’ over-allotment option and the corresponding forfeiture of 562,500 Class B ordinary shares held by our sponsor.
(2)

Includes 350,000 private placement units purchased by our sponsor and 150,000 private placement units purchased by the underwriters, in each case, in a private placement simultaneously with the closing of this offering.